S000027257 [Member] Investment Strategy - Baron Real Estate Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of U.S. and non-U.S. real estate and real estate-related companies of any market capitalization, and in companies which, in the opinion of BAMCO, Inc. (“BAMCO” or the “Adviser”), own significant real estate assets at the time of investment (“real estate companies”), however, investments in non-U.S. securities are limited to 35% of the Fund’s total assets at the time of purchase. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
Real estate companies are companies that the Adviser determines are in the real estate industry based on their involvement in construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate or are in a real estate-related industry based on their provision of goods or services to the real estate industry.
A company is considered to own significant real estate assets if, in the opinion of the Adviser, the company has a substantial portion of its assets attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; or (b) the discounted value of the stream of fees or revenues derived from the management or operation of real estate.
Examples of companies that might qualify under one of these categories include:
∎	Real estate operating companies;
∎	Real estate investment trusts (“REITs”);
∎	Homebuilders;
∎	Hotel, hotel management companies and gaming companies;
∎	Real estate brokerage/services companies and/or management companies;
∎	Financial institutions that make or service mortgage loans;
∎	Manufacturers or distributors of construction materials and/or building supplies/products;
∎	Home furnishing and home improvement retail companies;
∎	Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains;
∎	Construction and engineering companies; and
∎
Companies with infrastructure-related assets such as toll roads, bridges, tunnels, parking facilities, railroads, airports, broadcast and wireless towers, electric transmission and distribution lines, power generation facilities, hospitals and correctional facilities.

The Fund will invest more than 25% of its net assets in the real estate industry.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.

Strategy Portfolio Concentration [Text]	The Fund will invest more than 25% of its net assets in the real estate industry.